Organization and Summary of Significant Accounting Policies - Summary of Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2013
Minimum [Member] | Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful life	3 years
Minimum [Member] | Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful life	5 years
Minimum [Member] | Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful life	5 years
Minimum [Member] | Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful life	5 years
Maximum [Member] | Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful life	5 years
Maximum [Member] | Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful life	7 years
Maximum [Member] | Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful life	7 years
Maximum [Member] | Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful life	5 years
Maximum [Member] | Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful life	17 years